Schedule of Investments (unaudited)
December 31, 2025
BlackRock 20/80 Target Allocation Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 23.3%
iShares Core MSCI Emerging Markets ETF	188,975	$ 12,702,900
iShares Core S&P 500 ETF	12,927	8,854,219
iShares MSCI EAFE Value ETF	133,855	9,558,586
iShares MSCI Global Gold Miners ETF	66,958	4,930,787
iShares S&P 100 ETF	25,710	8,817,759
iShares S&P 500 Growth ETF	112,221	13,832,360
iShares S&P 500 Value ETF	102,833	21,807,794
iShares U.S. Equity Factor Rotation Active ETF	221,874	13,492,158
iShares U.S. Thematic Rotation Active ETF	229,554	8,851,602
		102,848,165
Fixed-Income Funds — 76.7%
BlackRock Securitized Income Fund, Institutional Class	2,910,981	26,431,708
BlackRock Strategic Income Opportunities Portfolio, Class K	5,429,314	53,098,687
BlackRock Total Return Fund, Class K	7,475,831	74,907,822
iShares 10-20 Year Treasury Bond ETF	556,211	56,549,972
iShares Convertible Bond ETF	178,413	17,573,681
iShares Core International Aggregate Bond ETF	522,616	26,136,026
iShares Core Universal USD Bond ETF	565,110	26,300,219
iShares Flexible Income Active ETF	667,903	35,245,241
Security	Shares	Value
Fixed-Income Funds (continued)
iShares High Yield Systematic Bond ETF	186,944	$ 8,851,798
iShares J.P. Morgan USD Emerging Markets Bond ETF	139,114	13,393,896
		338,489,050
Total Long-Term Investments — 100.0% (Cost: $417,270,521)		441,337,215
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.65%(a)(b)	859,446	859,446
Total Short-Term Securities — 0.2% (Cost: $859,446)		859,446
Total Investments — 100.2% (Cost: $418,129,967)		442,196,661
Liabilities in Excess of Other Assets — (0.2)%		(922,762)
Net Assets — 100.0%		$ 441,273,899

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 14,666,012	$ —	$ (14,666,068)(b)	$ 121	$ (65)	$ —	—	$ 10,145 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	—	859,446 (b)	—	—	—	859,446	859,446	4,678	—
BlackRock Securitized Income Fund, Institutional Class	26,146,470	1,108,824	(793,728)	18,562	(48,420)	26,431,708	2,910,981	428,048	—
BlackRock Strategic Income Opportunities Portfolio, Class K	52,782,526	1,953,643	(1,587,457)	47,878	(97,903)	53,098,687	5,429,314	882,335	—
BlackRock Total Return Fund, Class K	75,008,779	2,291,829	(2,248,899)	(17,651)	(126,236)	74,907,822	7,475,831	890,389	81,356

Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock 20/80 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
iShares 0-5 Year TIPS Bond ETF(a)	$ 17,485,308	$ 167,395	$ (17,570,363)	$ 61,036	$ (143,376)	$ —	—	$ 104,391	$ —
iShares 10- 20 Year Treasury Bond ETF	56,918,865	2,071,155	(1,717,270)	(6,248)	(716,530)	56,549,972	556,211	801,671	—
iShares Convertible Bond ETF	13,381,487	4,767,669	(407,069)	13,281	(181,687)	17,573,681	178,413	91,824	—
iShares Core International Aggregate Bond ETF	26,311,267	1,236,677	(793,628)	(53)	(618,237)	26,136,026	522,616	781,246	—
iShares Core MSCI Emerging Markets ETF	9,250,092	3,519,226	(275,261)	43,891	164,952	12,702,900	188,975	215,545	—
iShares Core S&P 500 ETF	18,156,770	127,631	(9,553,697)	4,234,082	(4,110,567)	8,854,219	12,927	31,242	—
iShares Core Universal USD Bond ETF	18,270,103	8,661,513	(548,969)	8,236	(90,664)	26,300,219	565,110	308,584	—
iShares Flexible Income Active ETF	35,044,059	1,566,864	(1,057,807)	47	(307,922)	35,245,241	667,903	715,924	89,929
iShares High Yield Systematic Bond ETF	8,649,706	553,284	(264,426)	(1,941)	(84,825)	8,851,798	186,944	198,775	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	13,337,166	302,949	(396,747)	12,659	137,869	13,393,896	139,114	216,571	—
iShares MSCI EAFE Value ETF	9,045,538	307,342	(265,440)	42,867	428,279	9,558,586	133,855	210,872	—
iShares MSCI Global Gold Miners ETF	—	4,373,842	(9,934)	490	566,389	4,930,787	66,958	25,171	—
iShares MSCI USA Quality Factor ETF(a)	13,417,972	47,263	(13,243,570)	1,955,642	(2,177,307)	—	—	—	—
iShares S&P 100 ETF	8,726,066	96,036	(265,397)	4,959	256,095	8,817,759	25,710	21,748	—
iShares S&P 500 Growth ETF	13,804,815	143,425	(402,065)	96,960	189,225	13,832,360	112,221	14,662	—
iShares S&P 500 Value ETF	13,298,418	8,372,873	(425,987)	20,711	541,779	21,807,794	102,833	102,459	—

Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock 20/80 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
iShares U.S. Equity Factor Rotation Active ETF	$ 13,725,283	$ 143,619	$ (731,871)	$ 129,636	$ 225,491	$ 13,492,158	221,874	$ 30,274	$ —
iShares U.S. Thematic Rotation Active ETF	—	8,587,365	(20,172)	(10)	284,419	8,851,602	229,554	2,737	—
				$ 6,665,155	$ (5,909,241)	$ 442,196,661		$ 6,089,291	$ 171,285

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 441,337,215	$ —	$ —	$ 441,337,215
Short-Term Securities
Money Market Funds	859,446	—	—	859,446
	$ 442,196,661	$ —	$ —	$ 442,196,661

Portfolio Abbreviation
ETF	Exchange-Traded Fund